Cover Page	Nov. 10, 2022	Nov. 06, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 06, 2022
Entity Registrant Name		PROG HOLDINGS, INC.
Entity Central Index Key		0001808834
Amendment Flag		false
Entity Incorporation, State or Country Code		GA
Entity File Number		1-39628
Entity Tax Identification Number		85-2484385
Entity Address, Address Line One		256 W. Data Drive
Entity Address, City or Town		Draper,
Entity Address, State or Province		UT
Entity Address, Postal Zip Code		84020-2315
City Area Code		385
Local Phone Number		351-1369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.50 Par Value
Trading Symbol		PRG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false